Additional Financial Information - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 167.2	$ 277.0		$ 210.9
Restricted cash included in other current assets	36.6	43.7		27.5
Restricted cash included in other non-current assets	12.8	13.7		13.0
Total cash, cash equivalents and restricted cash	$ 216.6	$ 334.4	$ 299.8	$ 251.4	$ 270.3	$ 361.3